Acquisition (Details) - Schedule of business combination to the statement of cash flow and changes in equity $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of business combination to the statement of cash flow and changes in equity [Abstract]
Cash - D8’s trust and cash (net of redemptions)	$ 77,993
Cash - PIPE Financing	142,000
Less: Transaction costs and advisory fees	(29,569)
Net proceeds from reverse recapitalization	190,424
Less: Warrant liabilities assumed	(93,110)
Net assets and liabilities assumed in reverse recapitalization	$ 97,314